Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 95.89%
Affiliated master portfolios: 20.85%
Allspring Disciplined International Developed Markets Portfolio		$169,340,445
Allspring Real Return Portfolio		97,845,679
Allspring Small Company Value Portfolio		50,763,905
		317,950,029
Exchange-traded funds: 48.75%
Allspring Broad Market Core Bond ETF♠	2,720,154	66,182,435
Allspring Core Plus ETF♠	5,529,960	133,382,635
Allspring Income Plus ETF♠	2,204,832	54,448,326
Allspring LT Large Growth ETF♠	3,422,783	108,330,740
Allspring Special Large Value ETF♠	4,580,513	140,891,999
iShares Core MSCI EAFE ETF	360,443	35,413,525
iShares Core MSCI Emerging Markets ETF	118,638	9,207,495
iShares Core S&P 500 ETF	187,331	140,558,196
iShares MSCI Global Gold Miners ETF	863,000	55,033,510
		743,448,861
Multi-asset funds: 10.00%
Allspring Diversified Income Builder Fund Class R6♠	23,398,300	152,556,919
Stock funds: 16.29%
Allspring Disciplined U.S. Core Fund Class R6♠	5,832,272	174,909,823
Allspring Emerging Markets Equity Advantage Fund Class R6♠	2,074,239	36,485,864
Allspring Emerging Markets Equity Fund Class R6♠	908,440	36,928,104
		248,323,791
Total investment companies (Cost $1,195,576,535)		1,462,279,600

		Yield
Short-term investments: 1.48%
Investment companies: 1.48%
Allspring Government Money Market Fund Select Class♠∞		3.59%	22,571,761	22,571,761
Total short-term investments (Cost $22,571,761)				22,571,761
Total investments in securities (Cost $1,218,148,296)	97.37%			1,484,851,361
Other assets and liabilities, net	2.63			40,062,483
Total net assets	100.00%			$1,524,913,844

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Broad Market Core Bond ETF	$85,719,076	$0	$(17,964,929)	$218,084	$(1,789,796)	$66,182,435
Allspring Core Plus ETF	136,479,413	0	0	0	(3,096,778)	133,382,635
Allspring Disciplined U.S. Core Fund Class R6	167,327,870	0	0	0	7,581,953	174,909,823
Allspring Diversified Income Builder Fund Class R6	149,807,605	2,060,342	0	0	688,972	152,556,919
Allspring Emerging Markets Equity Advantage Fund Class R6	55,863,565	252,369	(20,400,000)	7,981,167	(7,211,237)	36,485,864
Allspring Emerging Markets Equity Fund Class R6	35,556,359	0	0	0	1,371,745	36,928,104
Allspring Income Plus ETF	54,999,534	0	0	0	(551,208)	54,448,326
Allspring LT Large Growth ETF	104,570,128	0	0	0	3,760,612	108,330,740
Allspring Special Large Value ETF	150,914,726	0	(14,995,831)	3,184,677	1,788,427	140,891,999
Short-term investments
Allspring Government Money Market Fund Select Class	2,482,821	238,706,517	(218,617,577)	0	0	22,571,761
				$11,383,928	$2,542,690	$926,688,606

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Broad Market Core Bond ETF	2,720,154	$0
Allspring Core Plus ETF	5,529,960	0
Allspring Disciplined U.S. Core Fund Class R6	5,832,272	0
Allspring Diversified Income Builder Fund Class R6	23,398,300	0
Allspring Emerging Markets Equity Advantage Fund Class R6	2,074,239	0
Allspring Emerging Markets Equity Fund Class R6	908,440	0
Allspring Income Plus ETF	2,204,832	0
Allspring LT Large Growth ETF	3,422,783	0
Allspring Special Large Value ETF	4,580,513	0
Short-term investments
Allspring Government Money Market Fund Select Class	22,571,761	492,419
		$492,419
See accompanying notes to portfolio of investments
2 | Allspring Asset Allocation Fund

Portfolio of investments—July 31, 2026 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	56.00%	56.00%	$997,991	$4,906,474	$1,128,271	$1,728	$33,703	$169,340,445
Allspring Real Return Portfolio	23.01	22.42	(159,681)	(4,236,282)	106,500	660,938	217,970	97,845,679
Allspring Small Company Value Portfolio	7.46	7.63	2,242,936	(110,345)	204,745	652	4,061	50,763,905
			$3,081,246	$559,847	$1,439,516	$663,318	$255,734	$317,950,029
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year Euro SCHATZ	2,492	9-8-2026	$303,765,996	$303,040,695	$0	$(725,301)
Nikkei 225 Index	220	9-10-2026	90,634,859	88,107,853	0	(2,527,006)
U.S. Dollar Index	458	9-14-2026	46,438,908	45,703,362	0	(735,546)
3-Year Australian Bond	6,484	9-15-2026	476,203,682	475,383,180	0	(820,502)
E-Mini S&P 500 Index	15	9-18-2026	5,570,046	5,639,438	69,392	0
Euro STOXX 50 Index	1,282	9-18-2026	92,634,928	94,214,486	1,579,558	0
MSCI Emerging Markets Index	441	9-18-2026	39,388,978	36,212,715	0	(3,176,263)
10-Year U.S. Treasury Notes	671	9-21-2026	73,198,220	72,468,000	0	(730,220)
U.S. Long Term Bond	265	9-21-2026	29,384,394	28,702,812	0	(681,582)
Ultra U.S. Treasury Bond	258	9-21-2026	29,606,180	28,299,375	0	(1,306,805)
Short
10-Year Australian Bond	(2,211)	9-15-2026	(169,208,909)	(168,212,524)	996,385	0
S&P ASX Share Price Index 200	(595)	9-17-2026	(92,166,804)	(93,604,542)	0	(1,437,738)
E-Mini Russell 1000 Value Index	(249)	9-18-2026	(29,900,438)	(30,903,390)	0	(1,002,952)
					$2,645,335	$(13,143,915)
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 3

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
4 | Allspring Asset Allocation Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$1,144,329,571	$0	$0	$1,144,329,571
Short-term investments
Investment companies	22,571,761	0	0	22,571,761
Investments measured at net asset value*				317,950,029
	1,166,901,332	0	0	1,484,851,361
Futures contracts	2,645,335	0	0	2,645,335
Total assets	$1,169,546,667	$0	$0	$1,487,496,696
Liabilities
Futures contracts	$13,143,915	$0	$0	$13,143,915
Total liabilities	$13,143,915	$0	$0	$13,143,915

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $317,950,029 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of July 31, 2026, $39,258,102 was segregated as cash collateral for these open futures contracts.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Allspring Asset Allocation Fund | 5